UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

DATE OF REPORTING PERIOD: JUNE 30, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2010

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-56.9%
			Consumer Discretionary-9.5%
65,300			American Greetings Corporation - Class "A"			$ 1,225,028
46,500		*	Big Lots, Inc.			1,492,185
38,100		*	BorgWarner, Inc.			1,422,654
35,500			Brown Shoe Company, Inc.			538,890
68,000			CBS Corporation - Class "B"			879,240
25,800		*	CEC Entertainment, Inc.			909,708
41,100			Coach, Inc.			1,502,205
90,000		*	Corinthian Colleges, Inc.			886,500
72,500		*	GameStop Corporation - Class "A"			1,362,275
20,300			Guess?, Inc.			634,172
75,700			H&R Block, Inc.			1,187,733
66,400			Home Depot, Inc.			1,863,848
43,600			Limited Brands, Inc.			962,252
92,700		*	Lincoln Educational Services Corporation			1,908,693
30,700			McDonald's Corporation			2,022,209
144,000		*	Morgans Hotel Group Company			887,040
139,900			Newell Rubbermaid, Inc.			2,048,136
25,500			NIKE, Inc. - Class "B"			1,722,525
15,900			Polo Ralph Lauren Corporation - Class "A"			1,160,064
153,100		*	Ruby Tuesday, Inc.			1,301,350
59,500			Staples, Inc.			1,133,475
36,600		*	Steiner Leisure, Ltd.			1,406,904
249,900			Stewart Enterprises, Inc - Class "A"			1,351,959
48,700			Tupperware Brands Corporation			1,940,695
76,860			Wyndham Worldwide Corporation			1,547,960
						33,297,700
			Consumer Staples-7.0%
149,300			Altria Group, Inc.			2,991,972
32,700			Avon Products, Inc.			866,550
40,700			Coca-Cola Company			2,039,884
68,600			CVS Caremark Corporation			2,011,352
19,400		*	Dole Food Company, Inc.			202,342
12,900			Kellogg Company			648,870
40,600			McCormick & Company, Inc.			1,541,176
85,900			Nu Skin Enterprises, Inc. - Class "A"			2,141,487
32,700			PepsiCo, Inc.			1,993,065
80,000			Philip Morris International, Inc.			3,667,200
31,100			Procter & Gamble Company			1,865,378
17,500			Safeway, Inc.			344,050
13,740			Tootsie Roll Industries, Inc.			324,951
50,100			Walgreen Company			1,337,670
50,100			Wal-Mart Stores, Inc.			2,408,307
						24,384,254
			Energy-3.7%
19,700			Anadarko Petroleum Corporation			710,973
75,900		*	Cal Dive International, Inc.			444,015
30,900			ConocoPhillips			1,516,881
14,600			Ensco, PLC (ADR)			573,488
43,828			ExxonMobil Corporation			2,501,251
1,897			Hugoton Royalty Trust			36,005
26,686			Marathon Oil Corporation			829,668
63,800			Noble Corporation			1,972,058
27,800			Sasol, Ltd. (ADR)			980,506
83,700			Suncor Energy, Inc.			2,464,128
17,170		*	Transocean, Ltd.			795,486
						12,824,459
			Financials-7.1%
17,800			American Express Company			706,660
56,000			Ameriprise Financial, Inc.			2,023,280
33,300			Astoria Financial Corporation			458,208
20,897			Bank of America Corporation			300,290
60,600			Brookline Bancorp, Inc.			538,128
20,692			Capital One Financial Corporation			833,888
19,800		*	Citigroup, Inc.			74,448
31,650			Discover Financial Services			442,467
130,000			Financial Select Sector SPDR Fund (ETF)			1,795,300
56,650			First Mercury Financial Corporation			599,357
80,200			FirstMerit Corporation			1,373,826
12,300			Hancock Holding Company			410,328
17,324			Hartford Financial Services Group, Inc.			383,380
121,000			Hudson City Bancorp, Inc.			1,481,040
13,800			IBERIABANK Corporation			710,424
34,800			Invesco, Ltd.			585,684
58,300			JPMorgan Chase & Company			2,134,363
55,700			Morgan Stanley			1,292,797
149,500			New York Community Bancorp, Inc.			2,282,865
88,200			NewAlliance Bancshares, Inc.			988,722
65,300			SPDR KBW Regional Banking (ETF)			1,507,777
117,572		*	Sunstone Hotel Investors, Inc. (REIT)			1,167,490
33,300			U.S. Bancorp			744,255
35,200			Urstadt Biddle Properties - Class "A" (REIT)			567,776
19,100			Webster Financial Corporation			342,654
35,800			Wells Fargo & Company			916,480
						24,661,887
			Health Care-6.3%
50,200			Abbott Laboratories			2,348,356
15,100		*	Amgen, Inc.			794,260
21,700			Baxter International, Inc.			881,888
19,400			Becton, Dickinson & Company			1,311,828
22,600		*	Genzyme Corporation			1,147,402
40,900		*	Gilead Sciences, Inc.			1,402,052
55,200			Johnson & Johnson			3,260,112
22,700		*	Laboratory Corporation of America Holdings			1,710,445
54,300			Medtronic, Inc.			1,969,461
31,600			Merck & Company, Inc.			1,105,052
13,300			Perrigo Company			785,631
133,980			Pfizer, Inc.			1,910,555
17,800		*	PSS World Medical, Inc.			376,470
42,200			Sanofi-Aventis (ADR)			1,268,532
21,100		*	St. Jude Medical, Inc.			761,499
21,200		*	Thermo Fisher Scientific, Inc.			1,039,860
						22,073,403
			Industrials-8.9%
30,800			3M Company			2,432,892
26,700			Alexander & Baldwin, Inc.			795,126
44,904		*	Altra Holdings, Inc.			584,650
56,500		*	Armstrong World Industries, Inc.			1,705,170
28,200			Baldor Electric Company			1,017,456
18,700			Caterpillar, Inc.			1,123,309
57,600		*	Chicago Bridge & Iron Company NV - NY Shares			1,083,456
26,000		*	Esterline Technologies Corporation			1,233,700
50,200		*	Generac Holdings, Inc.			703,302
71,000			General Electric Company			1,023,820
46,100			Honeywell International, Inc.			1,799,283
42,000			IDEX Corporation			1,199,940
17,700			Lockheed Martin Corporation			1,318,650
1,000		*	Mistras Group, Inc.			10,720
57,500		*	Mobile Mini, Inc.			936,100
19,600			Northrop Grumman Corporation			1,067,024
61,647		*	PGT, Inc.			158,433
31,300		*	Pinnacle Airlines Corporation			170,272
26,200			Raytheon Company			1,267,818
34,510			Republic Services, Inc.			1,025,982
31,300			Snap-on, Inc.			1,280,483
137,100			TAL International Group, Inc.			3,080,637
70,500			Textainer Group Holdings, Ltd.			1,701,870
55,675			Tyco International, Ltd.			1,961,430
34,800			United Technologies Corporation			2,258,868
						30,940,391
			Information Technology-10.2%
55,100		*	Avago Technologies, Ltd.			1,160,406
157,400		*	Brocade Communications Systems, Inc.			812,184
22,000		*	CACI International, Inc. - Class "A"			934,560
77,800		*	Cisco Systems, Inc.			1,657,918
126,000		*	EMC Corporation			2,305,800
51,000			Hewlett-Packard Company			2,207,280
62,100			Intel Corporation			1,207,845
37,300			International Business Machines Corporation			4,605,804
112,900			Intersil Corporation - Class "A"			1,367,219
153,700			Microsoft Corporation			3,536,637
122,500			National Semiconductor Corporation			1,648,850
63,650		*	NCI, Inc. - Class "A"			1,437,217
119,900			Nokia Corporation - Class "A" (ADR)			977,185
83,600		*	Parametric Technology Corporation			1,310,012
96,700			QUALCOMM, Inc.			3,175,628
54,975		*	SRA International, Inc. - Class "A"			1,081,358
155,700		*	Symantec Corporation			2,161,116
60,500			Tyco Electronics, Ltd.			1,535,490
125,876			Western Union Company			1,876,811
20,500			Xilinx, Inc.			517,830
						35,517,150
			Materials-2.7%
57,000			Bemis Company, Inc.			1,539,000
43,600			Celanese Corporation - Series "A"			1,086,076
26,900			Freeport-McMoRan Copper & Gold, Inc.			1,590,597
57,700			Olin Corporation			1,043,793
13,600			Praxair, Inc.			1,033,464
86,500			RPM International, Inc.			1,543,160
71,950			Temple-Inland, Inc.			1,487,207
						9,323,297
			Telecommunication Services-1.3%
75,800			AT&T, Inc.			1,833,602
91,100			Verizon Communications, Inc.			2,552,622
						4,386,224
			Utilities-.2%
32,100			Atmos Energy Corporation			867,984
Total Value of Common Stocks (cost $196,269,470)						198,276,749
			CORPORATE BONDS-27.1%
			Aerospace/Defense-1.0%
$1,000	M		BAE Systems Holdings, Inc., 4.95%, 2014	(a)		1,085,831
1,000	M		Lockheed Martin Corp., 4.25%, 2019			1,053,343
1,000	M		United Technologies Corp., 6.125%, 2019			1,194,583
						3,333,757
			Agriculture-.6%
1,000	M		Cargill, Inc., 6%, 2017	(a)		1,147,628
1,000	M		Potash Corp. of Saskatchewan, Inc., 4.875%, 2020			1,065,926
						2,213,554
			Automotive-.3%
1,000	M		Daimler Chrysler NA, LLC, 6.5%, 2013			1,120,090
			Chemicals-.4%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019	(a)		1,262,975
			Consumer Durables-.6%
1,000	M		Black & Decker Corp., 8.95%, 2014			1,218,006
700	M		Newell Rubbermaid, Inc., 6.75%, 2012			755,212
						1,973,218
			Energy-3.6%
1,000	M		Canadian Natural Resources, Ltd., 5.9%, 2018			1,121,754
500	M		Canadian Oil Sands, Ltd., 7.75%, 2019	(a)		604,250
1,000	M		ConocoPhillips, 5.75%, 2019			1,145,788
1,000	M		Energy Transfer Partners, LP, 8.5%, 2014			1,159,566
500	M		Kinder Morgan Finance Co., 5.35%, 2011			505,000
960	M		Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)		1,057,463
1,000	M		Nabors Industries, Inc., 5.375%, 2012			1,063,163
1,000	M		Nexen, Inc., 6.4%, 2037			1,046,221
1,000	M		Northern Border Partners, LP, 7.1%, 2011			1,036,614
1,000	M		Shell International Finance BV, 3.25%, 2015			1,023,116
500	M		Spectra Energy Capital, LLC, 6.2%, 2018			555,027
1,000	M		Suncor Energy, Inc., 6.1%, 2018			1,128,186
1,000	M		Valero Energy Corp., 6.875%, 2012			1,077,079
						12,523,227
			Financial Services-2.8%
1,000	M		American Express Co., 7%, 2018			1,155,146
1,000	M		Ameriprise Financial, Inc., 5.3%, 2020			1,046,730
1,000	M		BlackRock, Inc., 5%, 2019			1,064,876
1,000	M		Caterpillar Financial Services Corp., 5.85%, 2017			1,139,486
1,000	M		CoBank, ACB, 7.875%, 2018	(a)		1,155,376
927	M		Ford Motor Credit Co., 9.75%, 2010			938,499
1,000	M		General Electric Capital Corp., 4.375%, 2015			1,052,696
1,000	M		Harley-Davidson Funding Corp., 5.75%, 2014	(a)		1,032,721
1,000	M		Prudential Financial, Inc., 6%, 2017			1,070,562
						9,656,092
			Financials-3.5%
1,000	M		Barclays Bank, PLC, 5.125%, 2020			996,558
1,000	M		Bear Stearns Cos., Inc., 7.25%, 2018			1,169,441
1,000	M		Citigroup, Inc., 6.375%, 2014			1,063,110
1,000	M		Goldman Sachs Group, Inc., 6.45%, 2036			958,338
500	M		Hibernia Corp., 5.35%, 2014			507,049
1,000	M		JPMorgan Chase & Co., 6%, 2018			1,105,923
1,000	M		Merrill Lynch & Co., Inc., 5%, 2015			1,031,626
1,000	M		Morgan Stanley, 5.3%, 2013			1,040,550
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 2016	(a)		1,133,650
1,000	M		SunTrust Banks, Inc., 6%, 2017			1,018,676
1,000	M		UBS AG, 5.875%, 2017			1,060,076
1,000	M		Wells Fargo & Co., 5.625%, 2017			1,094,865
						12,179,862
			Food/Beverage/Tobacco-2.3%
1,000	M		Altria Group, Inc., 10.2%, 2039			1,345,198
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019	(a)		1,155,288
1,000	M		Bunge Limited Finance Corp., 5.875%, 2013			1,074,102
1,000	M		ConAgra Foods, Inc., 5.875%, 2014			1,131,634
1,000	M		Diageo Capital, PLC, 5.75%, 2017			1,132,644
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 2018			1,194,519
1,000	M		Philip Morris International, Inc., 5.65%, 2018			1,095,674
						8,129,059
			Forest Products/Containers-.2%
650	M		International Paper Co., 9.375%, 2019			840,878
			Health Care-1.3%
1,000	M		Biogen IDEC, Inc., 6.875%, 2018			1,141,178
1,000	M		Novartis, 5.125%, 2019			1,121,417
1,000	M		Pfizer, Inc., 6.2%, 2019			1,190,450
1,000	M		Roche Holdings, Inc., 6%, 2019	(a)		1,166,905
						4,619,950
			Information Technology-1.2%
1,000	M		Cisco Systems, Inc., 4.45%, 2020			1,057,678
1,000	M		Dell, Inc., 5.875%, 2019			1,125,749
1,000	M		Pitney Bowes, Inc., 5%, 2015			1,097,670
1,000	M		Xerox Corp., 5.5%, 2012			1,066,425
						4,347,522
			Manufacturing-1.0%
1,000	M		Ingersoll-Rand Global Holdings Co., 6.875%, 2018			1,187,835
1,000	M		John Deere Capital Corp., 5.35%, 2018			1,118,106
1,000	M		Johnson Controls, Inc., 5%, 2020			1,053,067
						3,359,008
			Media-Broadcasting-1.6%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)		1,338,557
1,000	M		Comcast Corp., 5.15%, 2020			1,048,942
			Cox Communications, Inc.:
500	M		5.5%, 2015			546,402
500	M		8.375%, 2039	(a)		681,883
1,000	M		DirecTV Holdings, LLC, 7.625%, 2016			1,087,539
1,000	M		Time Warner Cable, Inc., 6.2%, 2013			1,119,210
						5,822,533
			Media-Diversified-.5%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 2017			1,110,426
500	M		News America, Inc., 5.3%, 2014			556,139
						1,666,565
			Metals/Mining-1.2%
1,000	M		ArcelorMittal, 6.125%, 2018			1,047,517
1,000	M		Newmont Mining Corp., 5.125%, 2019			1,073,509
1,000	M		Rio Tinto Finance USA, Ltd., 6.5%, 2018			1,141,554
1,000	M		Vale Overseas, Ltd., 5.625%, 2019			1,060,104
						4,322,684
			Real Estate Investment Trusts-.6%
1,000	M		ProLogis, 7.625%, 2014			1,062,215
1,000	M		Simon Property Group, LP, 5.75%, 2015			1,100,643
						2,162,858
			Retail-General Merchandise-.3%
1,000	M		Home Depot, Inc., 5.875%, 2036			1,028,568
			Telecommunications-1.0%
1,000	M		AT&T, Inc., 5.8%, 2019			1,127,780
800	M		GTE Corp., 6.84%, 2018			906,006
1,000	M		Verizon Communications, Inc., 8.75%, 2018			1,302,006
						3,335,792
			Transportation-.2%
500	M		GATX Corp., 8.75%, 2014			589,504
			Utilities-2.6%
1,000	M		Atmos Energy Corp., 8.5%, 2019			1,258,848
1,000	M		Consolidated Edison Co. of New York, 7.125%, 2018			1,243,083
1,000	M		E. ON International Finance BV, 5.8%, 2018	(a)		1,129,913
1,000	M		Electricite de France SA, 6.5%, 2019	(a)		1,165,565
1,000	M		Exelon Generation Co., LLC, 6.2%, 2017			1,138,453
757	M		Great River Energy Co., 5.829%, 2017	(a)		850,357
1,000	M		Ohio Power Co., 5.375%, 2021			1,069,328
1,000	M		Sempra Energy, 9.8%, 2019			1,330,033
						9,185,580
			Waste Management-.3%
1,000	M		Allied Waste NA, Inc., 7.125%, 2016			1,073,787
Total Value of Corporate Bonds (cost $87,536,941)						94,747,063
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-10.3%
			Fannie Mae-6.0%
8,889	M		5.5%, 5/1/2033 - 1/1/2037			9,595,841
6,707	M		6%, 5/1/2036 - 7/1/2038			7,295,171
2,300	M		6.5%, 11/1/2033 - 6/1/2036			2,534,748
1,386	M		7%, 3/1/2032 - 8/1/2032			1,592,110
						21,017,870
			Freddie Mac-4.3%
11,148	M		5.5%, 5/1/2038 - 1/1/2040			11,978,378
2,771	M		6%, 9/1/2032 - 5/1/2038			3,026,535
						15,004,913
Total Value of Residential Mortgage-Backed Securities (cost $34,176,634)						36,022,783
			MUNICIPAL BONDS-2.4%
1,000	M		Atlanta GA Wtr. & Wastewtr. Rev. Series "A", 6%, 2029			1,072,250
685	M		Cape Fear Pub. Util. Auth. NC Wtr. & Swr. Rev., 5%, 2025			751,486
1,000	M		Lower Colorado River Auth. TX Rev., 5.5%, 2033			1,069,430
1,000	M		Massachusetts St. Hlth. & Educ. Facs. Series "A", 5%, 2034			1,081,770
1,000	M		Minnesota State Ref. Various Purpose, Series "H", 5%, 2029			1,105,530
1,000	M		North Carolina State Pub. Impt. Series "A", 5%, 2027			1,122,540
1,000	M		Salt River Proj. AZ Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Series "A", 5%, 2029			1,077,080
1,000	M		Virginia St. Res. Auth. Infrastructure Rev. Series "A", 5%, 2040			1,071,230
Total Value of Municipal Bonds (cost $8,113,134)						8,351,316
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
1,750	M		Fannie Mae, 2.5%, 2014			1,808,258
1,000	M		Federal Farm Credit Bank, 1.75%, 2013			1,015,240
			Tennessee Valley Authority:
1,000	M		4.375%, 2015			1,105,256
1,000	M		4.5%, 2018			1,107,421
Total Value of U.S. Government Agency Obligations (cost $4,807,713)						5,036,175
			U.S. GOVERNMENT FDIC GUARANTEED DEBT-.3%
			Financials
1,000	M		Citigroup Funding, Inc., 1.875%, 2012 (cost $1,003,930)			1,021,595
			SHORT-TERM INVESTMENTS-.8%
			Money Market Fund
2,685	M		First Investors Cash Reserve Fund, .22% (cost $2,685,000)		(b)	2,685,000
Total Value of Investments (cost $334,592,822)			99.2%			346,140,681
Other Assets, Less Liabilities			.8			2,906,892
Net Assets			100.0%			$ 349,047,573

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2010, the Fund held fifteen 144A securities with an aggregate value of $15,968,362 representing 4.6% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company,
Inc. Rate shown is the 7-day yield at June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2010, the cost of investments for federal income tax purposes was
$336,000,978. Accumulated net unrealized appreciation on investments was
$10,139,703, consisting of $37,318,981 gross unrealized appreciation and
$27,179,278 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$198,276,749	$-	$-	$198,276,749
Corporate Bonds	-	94,747,063	-	94,747,063
Residential Mortgage-Backed Securities	-	36,022,783	-	36,022,783
Municipal Bonds	-	8,351,316	-	8,351,316
U.S. Government Agency
Obligations	-	5,036,175	-	5,036,175
U.S. Government FDIC
Guaranteed Debt	-	1,021,595	-	1,021,595
Money Market Fund	2,685,000	-	-	2,685,000
Total Investments in Securities*	$200,961,749	$145,178,932	$-	$346,140,681

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.1%
			Consumer Discretionary-11.9%
115,700			American Eagle Outfitters, Inc.	$ 1,359,475
41,100			Best Buy Company, Inc.	1,391,646
28,700			Bob Evans Farms, Inc.	706,594
43,300			Carnival Corporation	1,309,392
78,900			Cinemark Holdings, Inc.	1,037,535
101,400			Comcast Corporation - Special Shares "A"	1,666,002
40,300			Fortune Brands, Inc.	1,578,954
65,100			Genuine Parts Company	2,568,195
100,300			H&R Block, Inc.	1,573,707
71,700			Home Depot, Inc.	2,012,619
66,900			J.C. Penney Company, Inc.	1,437,012
105,600			Lowe's Companies, Inc.	2,156,352
82,200			Macy's, Inc.	1,471,380
39,100			McDonald's Corporation	2,575,517
83,400			Newell Rubbermaid, Inc.	1,220,976
35,900			Omnicom Group, Inc.	1,231,370
104,300			Pearson, PLC (ADR)	1,371,545
128,400		*	Ruby Tuesday, Inc.	1,091,400
91,400			Stage Stores, Inc.	976,152
88,900			Staples, Inc.	1,693,545
64,633			Time Warner, Inc.	1,868,540
129,100			Walt Disney Company	4,066,650
35,020			Wyndham Worldwide Corporation	705,303
				37,069,861
			Consumer Staples-18.5%
60,400			Archer-Daniels-Midland Company	1,559,528
88,800			Avon Products, Inc.	2,353,200
27,700			Clorox Company	1,721,832
91,000			Coca-Cola Company	4,560,920
60,200			ConAgra Foods, Inc.	1,403,864
45,800			Costco Wholesale Corporation	2,511,214
58,600			CVS/Caremark Corporation	1,718,152
54,500			Diageo, PLC (ADR)	3,419,330
55,900			H.J. Heinz Company	2,415,998
48,400			Hershey Corporation	2,319,812
73,100			Kimberly-Clark Corporation	4,432,053
169,700			Kraft Foods, Inc. - Class "A"	4,751,600
92,200			Kroger Company	1,815,418
46,100			McCormick & Company, Inc.	1,749,956
77,113			PepsiCo, Inc.	4,700,037
79,600			Philip Morris International, Inc.	3,648,864
26,600			Procter & Gamble Company	1,595,468
30,800			Ruddick Corporation	954,492
48,050			Safeway, Inc.	944,663
112,900			Sara Lee Corporation	1,591,890
88,000			Walgreen Company	2,349,600
104,800			Wal-Mart Stores, Inc.	5,037,736
				57,555,627
			Energy-7.8%
59,517			Chevron Corporation	4,038,824
69,700			ConocoPhillips	3,421,573
25,200			Devon Energy Corporation	1,535,184
31,300			Diamond Offshore Drilling, Inc.	1,946,547
54,500			ExxonMobil Corporation	3,110,315
27,700			Hess Corporation	1,394,418
105,600			Marathon Oil Corporation	3,283,104
62,700			Royal Dutch Shell, PLC - Class "A" (ADR)	3,148,794
55,700			Tidewater, Inc.	2,156,704
				24,035,463
			Financials-15.4%
38,300			ACE, Ltd.	1,971,684
54,300			Allstate Corporation	1,560,039
42,700			Ameriprise Financial, Inc.	1,542,751
48,300			Aon Corporation	1,792,896
45,200			Aspen Insurance Holdings, Ltd.	1,118,248
167,200			Bank Mutual Corporation	949,696
130,887			Bank of America Corporation	1,880,846
92,328			Bank of New York Mellon Corporation	2,279,578
42,403			Capital One Financial Corporation	1,708,841
48,656			Chubb Corporation	2,433,287
62,847			Cincinnati Financial Corporation	1,625,852
44,800			Comerica, Inc.	1,649,984
40,200			EMC Insurance Group, Inc.	881,586
34,866			Erie Indemnity Company - Class "A"	1,586,403
85,900			First Potomac Realty Trust (REIT)	1,234,383
90,500			FirstMerit Corporation	1,550,265
136,600			Hudson City Bancorp, Inc.	1,671,984
28,500			IBERIABANK Corporation	1,467,180
86,800			Invesco, Ltd.	1,460,844
237,200			Investors Real Estate Trust (REIT)	2,094,476
103,100			JPMorgan Chase & Company	3,774,491
59,900			Morgan Stanley	1,390,279
136,100			NewAlliance Bancshares, Inc.	1,525,681
145,300			People's United Financial, Inc.	1,961,550
27,600			PNC Financial Services Group, Inc.	1,559,400
53,600			Protective Life Corporation	1,146,504
47,800			Tower Group, Inc.	1,029,134
87,200			Wells Fargo & Company	2,232,320
107,400			Westfield Financial, Inc.	894,642
				47,974,824
			Health Care-8.6%
103,800			Abbott Laboratories	4,855,764
42,800			Baxter International, Inc.	1,739,392
33,400			Becton, Dickinson & Company	2,258,508
62,500			GlaxoSmithKline, PLC (ADR)	2,125,625
98,400			Johnson & Johnson	5,811,504
64,600			Medtronic, Inc.	2,343,042
59,911			Merck & Company. Inc.	2,095,088
55,100			Novartis AG (ADR)	2,662,432
205,900			Pfizer, Inc.	2,936,134
				26,827,489
			Industrials-12.0%
41,000			3M Company	3,238,590
43,200			ABM Industries, Inc.	905,040
31,500			Alexander & Baldwin, Inc.	938,070
30,600		*	Armstrong World Industries, Inc.	923,508
50,400			Avery Dennison Corporation	1,619,352
27,600			Baldor Electric Company	995,808
52,800			Con-way, Inc.	1,585,056
51,700			Curtiss-Wright Corporation	1,501,368
53,000			Dover Corporation	2,214,870
20,700			Emerson Electric Company	904,383
53,600			Equifax, Inc.	1,504,016
45,100			General Dynamics Corporation	2,641,056
156,800			General Electric Company	2,261,056
76,000			Honeywell International, Inc.	2,966,280
57,900			Illinois Tool Works, Inc.	2,390,112
59,500			ITT Corporation	2,672,740
21,800			Lockheed Martin Corporation	1,624,100
51,600			Pitney Bowes, Inc.	1,133,136
47,800			Textainer Group Holdings, Ltd.	1,153,892
38,175			Tyco International, Ltd.	1,344,905
51,000			United Parcel Service, Inc. - Class "B"	2,901,390
				37,418,728
			Information Technology-9.8%
83,700			Automatic Data Processing, Inc.	3,369,762
108,600			AVX Corporation	1,392,252
62,265			Bel Fuse, Inc. - Class "B"	1,027,995
56,900		*	Electronic Arts, Inc.	819,360
87,400			Hewlett-Packard Company	3,782,672
83,700			Intel Corporation	1,627,965
15,100			International Business Machines Corporation	1,864,548
122,200			Intersil Corporation - Class "A"	1,479,842
118,125			Methode Electronics, Inc.	1,150,537
160,300			Microsoft Corporation	3,688,503
86,800			Molex, Inc.	1,583,232
121,500			National Semiconductor Corporation	1,635,390
132,300			Nokia Corporation - Class "A" (ADR)	1,078,245
47,700			QUALCOMM, Inc.	1,566,468
72,000			Texas Instruments, Inc.	1,676,160
51,275			Tyco Electronics, Ltd.	1,301,359
100,600			Western Union Company	1,499,946
				30,544,236
			Materials-5.4%
20,900			Air Products & Chemicals, Inc.	1,354,529
76,200			Alcoa, Inc.	766,572
92,200			Bemis Company, Inc.	2,489,400
22,600			Compass Minerals International, Inc.	1,588,328
106,300			Dow Chemical Company	2,521,436
91,700			DuPont (E.I.) de Nemours & Company	3,171,903
85,400			Glatfelter	926,590
26,800			PPG Industries, Inc.	1,618,988
80,600			Sonoco Products Company	2,456,688
				16,894,434
			Telecommunication Services-4.0%
172,830			AT&T, Inc.	4,180,758
29,045			CenturyTel, Inc.	967,489
23,900			Telephone & Data Systems, Inc.	726,321
41,050			Telephone & Data Systems, Inc. - Special Shares	1,089,467
189,428			Verizon Communications, Inc.	5,307,773
				12,271,808
			Utilities-4.7%
50,900			American Electric Power Company, Inc.	1,644,070
8,650			American States Water Company	286,661
61,100			Duke Energy Corporation	977,600
73,650			MDU Resources Group, Inc.	1,327,909
43,600			NextEra Energy, Inc.	2,125,936
130,300			NiSource, Inc.	1,889,350
36,800			ONEOK, Inc.	1,591,600
87,600			Portland General Electric Company	1,605,708
56,700			Southwest Gas Corporation	1,672,650
61,700			Vectren Corporation	1,459,822
				14,581,306
Total Value of Common Stocks (cost $312,402,556)				305,173,776
			PREFERRED STOCK-.4%
			Telecommunication Services
49,800			AT&T, Inc., 6.375%, 2056 (cost $ 1,243,039)	1,319,700
			SHORT-TERM INVESTMENTS-1.7%
			Money Market Fund
5,195	M		First Investors Cash Reserve Fund, .22% (cost $5,195,000)**	5,195,000
Total Value of Investments (cost $318,840,595)			100.2%	311,688,476
Excess of Liabilities Over Other Assets			(.2)	(502,412)
Net Assets			100.0%	$ 311,186,064

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2010, the cost of investments for federal
income tax purposes was $318,859,698. Accumulated net
unrealized depreciation on investments was $7,171,222,
consisting of $32,310,882 gross unrealized appreciation
and $39,482,104 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$305,173,776	$-	$-	$305,173,776
Preferred Stocks	1,319,700	-	-	1,319,700
Money Market Fund	5,195,000	-	-	5,195,000
Total Investments in Securities*	$311,688,476	$-	$-	$311,688,476

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
June 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.7%
			Consumer Discretionary-9.5%
53,600			Best Buy Company, Inc.	$ 1,814,896
173,850			Comcast Corporation - Special Class "A"	2,856,356
115,900			H&R Block, Inc.	1,818,471
81,000			Home Depot, Inc.	2,273,670
48,300		*	Kohl's Corporation	2,294,250
158,500			Lowe's Companies, Inc.	3,236,570
35,800			McDonald's Corporation	2,358,146
26,000			NIKE, Inc. - Class "B"	1,756,300
52,800			Omnicom Group, Inc.	1,811,040
102,400			Staples, Inc.	1,950,720
57,500			Target Corporation	2,827,275
91,033			Time Warner, Inc.	2,631,764
70,600			Viacom, Inc. - Class "B"	2,214,722
114,400			Walt Disney Company	3,603,600
				33,447,780
			Consumer Staples-15.5%
80,600			Avon Products, Inc.	2,135,900
49,915			Clorox Company	3,102,716
105,000			Coca-Cola Company	5,262,600
46,900			Costco Wholesale Corporation	2,571,527
115,000			CVS Caremark Corporation	3,371,800
38,300			Kellogg Company	1,926,490
73,900			Kimberly-Clark Corporation	4,480,557
128,024			Kraft Foods, Inc. - Class "A"	3,584,672
97,200			Kroger Company	1,913,868
116,000			PepsiCo, Inc.	7,070,200
98,400			Philip Morris International, Inc.	4,510,656
91,960			Procter & Gamble Company	5,515,761
115,000			Walgreen Company	3,070,500
127,230			Wal-Mart Stores, Inc.	6,115,946
				54,633,193
			Energy-10.0%
106,600			Chevron Corporation	7,233,876
89,870			ConocoPhillips	4,411,718
48,500			Devon Energy Corporation	2,954,620
163,200			ExxonMobil Corporation	9,313,824
68,990			Halliburton Company	1,693,705
35,200			Hess Corporation	1,771,968
76,000			Marathon Oil Corporation	2,362,840
62,000			Noble Corporation	1,916,420
61,300			Schlumberger, Ltd.	3,392,342
				35,051,313
			Financials-13.2%
52,400			ACE, Ltd.	2,697,552
60,700			Allstate Corporation	1,743,911
88,800			American Express Company	3,525,360
70,500			Ameriprise Financial, Inc.	2,547,165
170,236			Bank of America Corporation	2,446,291
134,287			Bank of New York Mellon Corporation	3,315,546
56,700			Capital One Financial Corporation	2,285,010
50,700			Chubb Corporation	2,535,507
159,300			Hudson City Bancorp, Inc.	1,949,832
173,668			JPMorgan Chase & Company	6,357,986
89,500			Marsh & McLennan Companies, Inc.	2,018,225
48,300			MetLife, Inc.	1,823,808
70,700			Morgan Stanley	1,640,947
41,700			Northern Trust Corporation	1,947,390
65,900			State Street Corporation	2,228,738
57,700			Travelers Companies, Inc.	2,841,725
86,500			U.S. Bancorp	1,933,275
106,500			Wells Fargo & Company	2,726,400
				46,564,668
			Health Care-15.2%
122,600			Abbott Laboratories	5,735,228
69,900		*	Amgen, Inc.	3,676,740
110,300			Bristol-Myers Squibb Company	2,750,882
30,600			C.R. Bard, Inc.	2,372,418
54,400		*	Gilead Sciences, Inc.	1,864,832
169,200			Johnson & Johnson	9,992,952
39,800		*	Life Technologies Corporation	1,880,550
26,800			McKesson Corporation	1,799,888
97,300			Medtronic, Inc.	3,529,071
88,700			Merck & Company. Inc.	3,101,839
77,300			Novartis AG (ADR)	3,735,136
354,078			Pfizer, Inc.	5,049,152
37,600			Quest Diagnostics, Inc.	1,871,352
61,100		*	St. Jude Medical, Inc.	2,205,099
39,500			Teva Pharmaceutical Industries, Ltd. (ADR)	2,053,605
36,000		*	Zimmer Holdings, Inc.	1,945,800
				53,564,544
			Industrials-11.2%
46,400			3M Company	3,665,136
41,000			Emerson Electric Company	1,791,290
385,300			General Electric Company	5,556,026
65,900			Honeywell International, Inc.	2,572,077
43,500			Illinois Tool Works, Inc.	1,795,680
72,100			Ingersoll-Rand, PLC	2,486,729
68,300			ITT Corporation	3,068,036
44,900			Lockheed Martin Corporation	3,345,050
37,600			Northrop Grumman Corporation	2,046,944
46,500			Raytheon Company	2,250,135
64,300			Republic Services, Inc.	1,911,639
67,475			Tyco International, Ltd.	2,377,144
36,600			United Parcel Service, Inc. - Class "B"	2,082,174
69,200			United Technologies Corporation	4,491,772
				39,439,832
			Information Technology-18.1%
186,900			Activision Blizzard, Inc.	1,960,581
69,700		*	Adobe Systems, Inc.	1,842,171
16,900		*	Apple, Inc.	4,250,857
49,000			Automatic Data Processing, Inc.	1,972,740
75,100			CA, Inc.	1,381,840
272,200		*	Cisco Systems, Inc.	5,800,582
178,425		*	EMC Corporation	3,265,178
135,000			Hewlett-Packard Company	5,842,800
281,700			Intel Corporation	5,479,065
44,400			International Business Machines Corporation	5,482,512
506,345			Microsoft Corporation	11,650,998
182,600			Nokia Corporation - Class "A" (ADR)	1,488,190
179,000			Oracle Corporation	3,841,340
79,270			QUALCOMM, Inc.	2,603,227
123,300		*	Symantec Corporation	1,711,404
99,600			Texas Instruments, Inc.	2,318,688
131,900			Western Union Company	1,966,629
50,600		*	Yahoo!, Inc.	699,798
				63,558,600
			Materials-1.8%
75,900			Dow Chemical Company	1,800,348
75,300			DuPont (E.I.) de Nemours & Company	2,604,627
29,100			PPG Industries, Inc.	1,757,931
				6,162,906
			Telecommunication Services-3.1%
201,300			AT&T, Inc.	4,869,447
215,200			Verizon Communications, Inc.	6,029,904
				10,899,351
			Utilities-2.1%
62,500			American Electric Power, Inc.	2,018,750
141,800			Duke Energy Corporation	2,268,800
62,200			NextEra Energy, Inc.	3,032,872
				7,320,422
Total Value of Common Stocks (cost $310,451,157)				350,642,609
			SHORT-TERM INVESTMENTS-.2%
			Money Market Fund
$770	M		First Investors Cash Reserve Fund, .22% (cost $770,000)**	770,000
Total Value of Investments (cost $311,221,157)			99.9%	351,412,609
Other Assets, Less Liabilities			.1	357,390
Net Assets			100.0%	$ 351,769,999

*	Non-income producing

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2010, the cost of investments for federal
income tax purposes was $317,815,909. Accumulated net
unrealized appreciation on investments was $33,596,700,
consisting of $66,741,161 gross unrealized appreciation
and $33,144,461 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$350,642,609	$-	$-	$350,642,609
Money Market Fund	770,000	-	-	770,000
Total Investments in Securities*	$351,412,609	$-	$-	$351,412,609

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-16.6%
195,000			American Greetings Corporation - Class "A"	$ 3,658,200
135,000		*	Big Lots, Inc.	4,332,150
110,000		*	BorgWarner, Inc.	4,107,400
99,025			Brown Shoe Company, Inc.	1,503,199
195,000			CBS Corporation - Class "B"	2,521,350
80,000		*	CEC Entertainment, Inc.	2,820,800
126,250			Coach, Inc.	4,614,437
254,100		*	Corinthian Colleges, Inc.	2,502,885
225,000		*	GameStop Corporation - Class "A"	4,227,750
60,000			Guess?, Inc.	1,874,400
233,300			H&R Block, Inc.	3,660,477
200,000			Home Depot, Inc.	5,614,000
125,000			Limited Brands, Inc.	2,758,750
268,200		*	Lincoln Educational Services Corporation	5,522,238
95,000			McDonald's Corporation	6,257,650
445,000		*	Morgans Hotel Group Company	2,741,200
400,000			Newell Rubbermaid, Inc.	5,856,000
75,000			NIKE, Inc. - Class "B"	5,066,250
48,750			Polo Ralph Lauren Corporation - Class "A"	3,556,800
450,000		*	Ruby Tuesday, Inc.	3,825,000
175,500			Staples, Inc.	3,343,275
105,002			Steiner Leisure, Ltd.	4,036,277
741,800		*	Stewart Enterprises, Inc. - Class "A"	4,013,138
140,000			Tupperware Brands Corporation	5,579,000
234,000			Wyndham Worldwide Corporation	4,712,760
				98,705,386
			Consumer Staples-11.9%
420,000			Altria Group, Inc.	8,416,800
100,000			Avon Products, Inc.	2,650,000
115,000			Coca-Cola Company	5,763,800
200,000			CVS Caremark Corporation	5,864,000
60,000		*	Dole Food Company, Inc.	625,800
40,000			Kellogg Company	2,012,000
125,000			McCormick & Company, Inc.	4,745,000
250,000			Nu Skin Enterprises, Inc. - Class "A"	6,232,500
100,000			PepsiCo, Inc.	6,095,000
225,000			Philip Morris International, Inc.	10,314,000
90,562			Procter & Gamble Company	5,431,909
55,000			Safeway, Inc.	1,081,300
42,913			Tootsie Roll Industries, Inc.	1,014,892
140,000			Walgreen Company	3,738,000
146,250			Wal-Mart Stores, Inc.	7,030,238
				71,015,239
			Energy-6.3%
58,046			Anadarko Petroleum Corporation	2,094,880
234,625		*	Cal Dive International, Inc.	1,372,556
87,750			ConocoPhillips	4,307,647
45,000			Ensco, PLC (ADR)	1,767,600
135,490			ExxonMobil Corporation	7,732,414
6,920			Hugoton Royalty Trust	131,342
76,519			Marathon Oil Corporation	2,378,976
182,700		*	Noble Corporation	5,647,257
78,000			Sasol, Ltd. (ADR)	2,751,060
237,900			Suncor Energy, Inc.	7,003,776
53,208		*	Transocean, Ltd.	2,465,127
				37,652,635
			Financials-12.3%
50,700			American Express Company	2,012,790
157,650			Ameriprise Financial, Inc.	5,695,895
102,625			Astoria Financial Corporation	1,412,120
64,260			Bank of America Corporation	923,416
182,000			Brookline Bancorp, Inc.	1,616,160
63,745			Capital One Financial Corporation	2,568,923
61,150		*	Citigroup, Inc.	229,924
97,500			Discover Financial Services	1,363,050
400,000			Financial Select Sector SPDR Fund (ETF)	5,524,000
175,500			First Mercury Financial Corporation	1,856,790
230,000			FirstMerit Corporation	3,939,900
37,000			Hancock Holding Company	1,234,320
48,750			Hartford Financial Services Group, Inc.	1,078,837
345,000			Hudson City Bancorp, Inc.	4,222,800
40,000			IBERIABANK Corporation	2,059,200
100,000			Invesco, Ltd.	1,683,000
173,062			JPMorgan Chase & Company	6,335,800
165,750			Morgan Stanley	3,847,058
440,000			New York Community Bancorp, Inc.	6,718,800
265,000			NewAlliance Bancshares, Inc.	2,970,650
200,000			SPDR KBW Regional Banking (ETF)	4,618,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	3,551,623
100,000			U.S. Bancorp	2,235,000
100,000			Urstadt Biddle Properties - Class "A" (REIT)	1,613,000
58,500			Webster Financial Corporation	1,049,490
110,450			Wells Fargo & Company	2,827,520
				73,188,066
			Health Care-11.3%
155,000			Abbott Laboratories	7,250,900
45,532		*	Amgen, Inc.	2,394,983
65,000			Baxter International, Inc.	2,641,600
60,000			Becton, Dickinson & Company	4,057,200
70,000		*	Genzyme Corporation	3,553,900
120,000		*	Gilead Sciences, Inc.	4,113,600
170,625			Johnson & Johnson	10,077,112
70,000		*	Laboratory Corporation of America Holdings	5,274,500
158,125			Medtronic, Inc.	5,735,194
97,500			Merck & Company. Inc.	3,409,575
40,000			Perrigo Company	2,362,800
414,375			Pfizer, Inc.	5,908,988
55,000		*	PSS World Medical, Inc.	1,163,250
121,875			Sanofi-Aventis (ADR)	3,663,563
65,000		*	St. Jude Medical, Inc.	2,345,850
65,000		*	Thermo Fisher Scientific, Inc.	3,188,250
				67,141,265
			Industrials-15.2%
90,000			3M Company	7,109,100
82,485			Alexander & Baldwin, Inc.	2,456,403
129,382		*	Altra Holdings, Inc.	1,684,554
175,000		*	Armstrong World Industries, Inc.	5,281,500
82,400			Baldor Electric Company	2,972,992
55,000			Caterpillar, Inc.	3,303,850
175,500		*	Chicago Bridge & Iron Company NV - NY Shares	3,301,155
75,000		*	Esterline Technologies Corporation	3,558,750
145,000		*	Generac Holdings, Inc.	2,031,450
219,375			General Electric Company	3,163,387
136,500			Honeywell International, Inc.	5,327,595
121,875			IDEX Corporation	3,481,969
55,000			Lockheed Martin Corporation	4,097,500
3,100		*	Mistras Group, Inc.	33,232
176,150		*	Mobile Mini, Inc.	2,867,722
60,000			Northrop Grumman Corporation	3,266,400
224,538		*	PGT, Inc.	577,063
96,743		*	Pinnacle Airlines Corporation	526,282
75,000			Raytheon Company	3,629,250
98,900			Republic Services, Inc.	2,940,297
90,000			Snap-on, Inc.	3,681,900
375,000			TAL International Group, Inc.	8,426,250
192,300			Textainer Group Holdings, Ltd.	4,642,122
160,000			Tyco International, Ltd.	5,636,800
100,000			United Technologies Corporation	6,491,000
				90,488,523
			Information Technology-17.5%
160,000		*	Avago Technologies, Ltd.	3,369,600
450,000		*	Brocade Communications Systems, Inc.	2,322,000
68,000		*	CACI International, Inc. - Class "A"	2,888,640
225,000		*	Cisco Systems, Inc.	4,794,750
361,725		*	EMC Corporation	6,619,567
150,000			Hewlett-Packard Company	6,492,000
180,375			Intel Corporation	3,508,294
108,525			International Business Machines Corporation	13,400,667
325,000			Intersil Corporation - Class "A"	3,935,750
450,000			Microsoft Corporation	10,354,500
365,000			National Semiconductor Corporation	4,912,900
185,000		*	NCI, Inc. - Class "A"	4,177,300
358,125			Nokia Corporation - Class "A" (ADR)	2,918,719
248,625		*	Parametric Technology Corporation	3,895,954
280,000			QUALCOMM, Inc.	9,195,200
170,000		*	SRA International, Inc. - Class "A"	3,343,900
450,625		*	Symantec Corporation	6,254,675
175,000			Tyco Electronics, Ltd.	4,441,500
360,000			Western Union Company	5,367,600
60,000			Xilinx, Inc.	1,515,600
				103,709,116
			Materials-4.6%
175,000			Bemis Company, Inc.	4,725,000
125,000			Celanese Corporation - Series "A"	3,113,750
80,000			Freeport-McMoRan Copper & Gold, Inc.	4,730,400
167,500			Olin Corporation	3,030,075
40,000			Praxair, Inc.	3,039,600
249,125			RPM International, Inc.	4,444,390
207,350			Temple-Inland, Inc.	4,285,925
				27,369,140
			Telecommunication Services-2.3%
234,000			AT&T, Inc.	5,660,460
280,000			Verizon Communications, Inc.	7,845,600
				13,506,060
			Utilities-.5%
100,000			Atmos Energy Corporation	2,704,000
Total Value of Common Stocks (cost $595,827,266)				585,479,430
			SHORT-TERM INVESTMENTS-1.3%
			Money Market Fund
$ 7,585	M		First Investors Cash Reserve Fund, .22% (cost $7,585,000)**	7,585,000
Total Value of Investments (cost $603,412,266)			99.8%	593,064,430
Other Assets, Less Liabilities			.2	1,147,046
Net Assets			100.0%	$ 594,211,476

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2010, the cost of investments for federal income tax purposes was $606,501,576. Accumulated net
unrealized depreciation on investments was $13,437,146,
consisting of $89,836,874 gross unrealized appreciation and
$103,274,020 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$585,479,430	$-	$-	$585,479,430
Money Market Fund	7,585,000	-	-	7,585,000
Total Investments in Securities*	$593,064,430	$-	$-	$593,064,430

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.1%
			United States-44.8%
13,500			Abbott Laboratories		$ 631,530
16,900			Aflac, Inc.		721,123
26,735		*	Alliance Data Systems Corporation		1,591,267
23,700			American Electric Power Company, Inc.		765,510
64,975			Ameriprise Financial, Inc.		2,347,547
26,565		*	Amgen, Inc.		1,397,319
11,000			Anadarko Petroleum Corporation		396,990
26,000			Analog Devices, Inc.		724,360
24,530			Apache Corporation		2,065,181
5,075		*	Apple, Inc.		1,276,515
100,685			Assured Guaranty, Ltd.		1,336,090
92,410			AT&T, Inc.		2,235,398
17,700		*	Atwood Oceanics, Inc.		451,704
171,930			Bank of America Corporation		2,470,634
6,090			Boeing Company		382,148
20,200			Buckle, Inc.		654,884
33,300		*	Cameron International Corporation		1,082,916
129,955			CBS Corporation - Class "B"		1,680,318
18,295		*	Children's Place Retail Stores, Inc.		805,346
142,700		*	Cisco Systems, Inc.		3,040,937
6,800			Cliffs Natural Resources, Inc.		320,688
25,500		*	Cobalt International Energy, Inc.		189,975
47,475			Consol Energy, Inc.		1,602,756
67,785			Corning, Inc.		1,094,728
39,300			Covidien, PLC		1,579,074
18,200			CVS Caremark Corporation		533,624
17,500			Deere & Company		974,400
63,845		*	eBay, Inc.		1,252,000
179,580		*	EMC Corporation		3,286,314
7,395			Emerson Electric Company		323,088
6,850			EOG Resources, Inc.		673,835
35,430			ExxonMobil Corporation		2,021,990
24,140			Flowserve Corporation		2,047,072
93,760		*	Ford Motor Company		945,101
202,520			General Electric Company		2,920,338
6,320			Goldman Sachs Group, Inc.		829,626
4,555		*	Google, Inc. - Class "A"		2,026,747
13,300			H.J. Heinz Company		574,826
49,995			Hartford Financial Services Group, Inc.		1,106,389
42,930			Hewlett-Packard Company		1,858,010
56,770			Honeywell International, Inc.		2,215,733
18,560			Ingersoll-Rand, PLC		640,134
23,330			Intel Corporation		453,769
13,875			International Business Machines Corporation		1,713,285
12,700		*	ITT Educational Services, Inc.		1,054,354
27,650			JPMorgan Chase & Company		1,012,267
30,610		*	Las Vegas Sands Corporation		677,705
58,460			Lowe's Companies, Inc.		1,193,753
18,412			LUKOIL (ADR)		948,218
4,905			Martin Marietta Materials, Inc.		415,993
27,355			Maxim Integrated Products, Inc.		457,649
30,785			McDonald's Corporation		2,027,808
64,285			Merck & Company. Inc.		2,248,046
113,890			Microsoft Corporation		2,620,609
11,835			Mosaic Company		461,328
18,885			NextEra Energy, Inc.		920,833
29,700			Noble Corporation		918,027
58,015			Nordstrom, Inc.		1,867,503
112,275			Oracle Corporation		2,409,422
51,650			PepsiCo, Inc.		3,148,068
125,084			Pfizer, Inc.		1,783,698
33,865			Philip Morris International, Inc.		1,552,372
19,265			Precision Castparts Corporation		1,982,754
57,620			Procter & Gamble Company		3,456,048
47,515			QUALCOMM, Inc.		1,560,393
26,715			Rio Tinto, PLC (ADR)		1,164,774
9,770			Schlumberger, Ltd.		540,672
15,400		*	St. Jude Medical, Inc.		555,786
25,700		*	Thermo Fisher Scientific, Inc.		1,260,585
35,745			TJX Companies, Inc.		1,499,503
31,075		*	Ultra Petroleum Corporation		1,375,069
37,635			United Parcel Service, Inc. - Class "B"		2,141,055
46,755			UnitedHealth Group, Inc.		1,327,842
48,975			Wal-Mart Stores, Inc.		2,354,228
117,660			Wells Fargo & Company		3,012,096
18,100		*	WESCO International, Inc.		609,427
5,500		*	Whiting Petroleum Corporation		431,310
7,685		*	Zimmer Holdings, Inc.		415,374
					106,645,788
			United Kingdom-13.0%
29,232			AstraZeneca, PLC		1,380,021
21,200			AstraZeneca, PLC (ADR)		999,156
593,982			Barclays, PLC		2,374,072
187,672			BG Group, PLC		2,794,971
449,467			BP, PLC		2,154,568
558,351		*	British Airways, PLC		1,624,344
125,308			Capita Group, PLC		1,382,405
166,307			HSBC Holdings, PLC		1,521,376
114,714			Imperial Tobacco Group, PLC		3,209,500
2,245,912		*	Lloyds Banking Group, PLC		1,775,460
110,825			Pearson, PLC		1,459,507
136,190		*	Persimmon, PLC		707,829
37,337			Prudential, PLC		281,997
181,382			Reed Elsevier, PLC		1,346,720
187,614			Rexam, PLC		845,128
68,414			Rio Tinto, PLC		3,008,401
70,532			Standard Chartered, PLC		1,719,794
199,069			Thomas Cook Group, PLC		527,620
16,279			Wolseley, PLC		323,571
168,328			WPP, PLC		1,587,865
					31,024,305
			Switzerland-7.9%
49,558			Compagnie Financiere Richemont SA		1,729,381
43,589			Julius Baer Group, Ltd.		1,242,259
16,384			Kuehne & Nagel International AG		1,685,768
50,935			Nestle SA - Registered		2,454,887
22,648			Roche Holding AG - Genusscheine		3,115,864
1,077			SGS SA-Registered		1,452,901
4,940			Synthes, Inc.		567,740
344,700		*	UBS AG - Registered		4,564,405
141,620		*	UBS AG - Registered		1,872,216
					18,685,421
			Japan-4.7%
81,800			Bridgestone Corporation		1,292,340
21,300			Eisai Company, Ltd.		706,154
600,000		*	Hitachi, Ltd.		2,177,537
178			KDDI Corporation		847,751
263,900			Mitsubishi UFJ Financial Group, Inc.		1,197,277
154,000			Mitsui O.S.K. Lines, Ltd.		1,017,333
26,400			Nikon Corporation		454,587
11,600			OSAKA Titanium Technologies Company, Ltd.		445,972
63,000			Sekisui House, Ltd.		538,351
28,800			Softbank Corporation		763,223
59			Sony Financial Holdings, Inc.		196,643
272,000			Sumitomo Metal Industries, Ltd.		614,482
20,000			TOHO Titanium Company, Ltd.		476,741
19,600			Tokio Marine Holdings, Inc.		514,844
					11,243,235
			France-4.3%
264,574		*	Alcatel-Lucent		674,905
27,394			BNP Paribas		1,476,295
56,619			Danone SA		3,040,456
39,085			Safran SA		1,092,118
22,647			Schneider Electric SA		2,291,190
16,773			Societe Generale		691,351
6,126			Unibail-Rodamco		1,000,106
					10,266,421
			Hong Kong-3.0%
212,000			Dongfeng Motor Group Company, Ltd.		245,899
250,027			Esprit Holdings, Ltd.		1,342,942
1,100,000			Geely Automobile Holdings, Ltd.		333,331
457,000			Hang Lung Properties, Ltd.		1,747,945
53,500			Ping An Insurance Group Company of China, Ltd.	(a)	434,579
256,888			Shangri-La Asia, Ltd.		474,127
132,000			Skyworth Digital Holdings, Ltd.		86,989
150,000			Sun Hung Kai Properties, Ltd.		2,051,331
26,600			Tencent Holdings, Ltd.		440,675
					7,157,818
			Germany-2.8%
14,690		*	Continental AG		757,045
58,077			Daimler AG		2,943,844
24,948			HeidelbergCement AG		1,184,960
18,879			Siemens AG		1,695,026
					6,580,875
			Israel-1.9%
84,765			Teva Pharmaceutical Industries, Ltd. (ADR)		4,406,932
			Canada-1.6%
12,400			Agrium, Inc.		606,856
21,145			Barrick Gold Corporation		960,194
25,700			Potash Corporation of Saskatchewan, Inc.		2,218,715
					3,785,765
			Spain-1.5%
34,557			Red Electrica Corporacion SA		1,239,391
118,303			Repsol YPF SA		2,391,375
					3,630,766
			Sweden-1.5%
164,820			Atlas Copco AB		2,414,533
36,928			Hennes & Mauritz AB - Class "B"		1,016,871
12,935		*	Volvo AB - "B" Shares		143,328
					3,574,732
			Italy-1.4%
334,268			Intesa Sanpaolo SpA		881,840
607,378			Snam Rete Gas SpA		2,427,992
					3,309,832
			China-1.2%
71,000			China Life Insurance Company, Ltd.		310,489
555,995			China Merchants Bank Company, Ltd.		1,330,064
1,460,000			Industrial and Commercial Bank of China, Ltd.		1,061,174
4,300		*	NetEase.com, Inc. (ADR)		136,353
3,300		*	Perfect World Company, Ltd. (ADR)		72,633
					2,910,713
			Ireland-1.2%
100,434			CRH PLC		2,072,729
26,400		*	Ryanair Holdings PLC (ADR)		715,176
					2,787,905
			Finland-.6%
21,925			Kone Oyj-B		874,418
18,385			Outotec OYJ		572,756
					1,447,174
			Turkey-.6%
345,702			Turkiye Garanti Bankasi AS		1,438,776
			Taiwan-.6%
182,289			Hon Hai Precision Industry Co., Ltd. - Registered (GDR)		1,293,486
741			HTC Corporation		39,666
					1,333,152
			Denmark-.5%
83,699			DSV A/S		1,207,084
			Mexico-.5%
24,400			America Movil SA de CV (ADR) - Series "L"		1,159,000
			Netherlands-.5%
90,390			Koninklijke (Royal) KPN NV		1,154,093
			Chile-.5%
56,800			Enersis SA (ADR)		1,130,888
			Brazil-.4%
12,300			Cia De Concesso Rodoviaria		252,483
40,900		*	Hypermarcas SA		525,290
53,300		*	Julio Simoes Logistica SA		242,474
					1,020,247
			South Africa-.4%
39,858			Impala Platinum Holdings, Ltd.		928,771
			Colombia-.3%
16,600			Bancolombia SA (ADR)		832,158
			Panama-.2%
11,200			Copa Holdings SA - Class "A"		495,264
			Norway-.1%
10,324			Frontline, Ltd.		294,647
			Malaysia-.1%
487,600		*	Airasia Berhad		187,274
Total Value of Common Stocks (cost $219,803,247)					228,639,036
			PREFERRED STOCKS-1.2%
			Brazil
15,700			Itau Unibanco Holdings SA		282,757
146,182			Itau Unibanco Holdings SA (ADR)		2,632,738
Total Value of Preferred Stocks (cost $3,042,314)					2,915,495
			SHORT-TERM INVESTMENTS-1.7%
			Money Market Fund
$ 4,065	M		First Investors Cash Reserve Fund, .22% (cost $4,065,000)**		4,065,000
Total Value of Investments (cost $226,910,561)			99.0%		235,619,531
Other Assets, Less Liabilities			1 0		2,211,784
Net Assets			100.0%		$ 237,831,315

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

(a)	Securities fair valued as determined in good faith pursuant
to procedures adopted by the Fund's Board of Trustees. At
June 30, 2010, the Fund held one security that was fair
valued by the Valuation Committee with a value of
$434,579 representing .2% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts

At June 30, 2010, the cost of investments for federal
income tax purposes was $234,962,162. Accumulated net
unrealized appreciation on investments was $657,369,
consisting of $16,701,147 gross unrealized appreciation
and $16,043,778 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -		Level 3 -
	Quoted	Other Significant		Significant
	Prices	Observable Inputs		Unobservable Inputs	Total

Common Stocks
Financials	$15,540,146	$27,812,077	*	$-	$43,352,223
Industrials	15,699,072	17,964,049	*	-	33,663,121
Information Technology	26,908,143	3,293,117	*	-	30,201,260
Consumer Discretionary	12,648,749	16,845,248	*	-	29,493,997
Health Care	16,605,342	5,769,779	*	-	22,375,121
Consumer Staples	12,144,456	8,704,843	*	-	20,849,299
Energy	12,993,290	7,340,914	*	-	20,334,204
Materials	6,148,548	9,577,184	*	-	15,725,732
Utilities	2,817,231	3,667,383	*	-	6,484,614
Telecommunications Services	3,394,398	2,765,067	*	-	6,159,465
Preferred Stocks	2,915,495	-		-	2,915,495
Money Market Fund	4,065,000	-		-	4,065,000
Total Investments in Securities**	$131,879,870	$103,739,661	*	$-	$235,619,531

* Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $103,739,661 of investment securities were classified as Level 2 instead of Level 1.

** The Portfolio of Investments provides information on the country categorization for the portfolio.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2010

Shares or
Prinicpal
Amount			Security	Value
			COMMON STOCKS-98.6%
			Consumer Discretionary-15.5%
65,200		*	Autoliv, Inc.	$ 3,119,820
114,400		*	Bed Bath & Beyond, Inc.	4,241,952
112,900			Limited Brands, Inc.	2,491,703
207,200			Mattel, Inc.	4,384,352
109,000			Ross Stores, Inc.	5,808,610
35,300			Whirlpool Corporation	3,100,046
97,000		*	WMS Industries, Inc.	3,807,250
				26,953,733
			Consumer Staples-12.4%
78,200			Brown-Forman Corporation - Class "B"	4,475,386
81,500			Church & Dwight Company, Inc.	5,110,865
152,800			Tyson Foods, Inc.	2,504,392
64,600			Wal-Mart Stores, Inc.	3,105,322
178,300		*	Whole Foods Market, Inc.	6,422,366
				21,618,331
			Energy-5.1%
41,500			ExxonMobil Corporation	2,368,405
102,600			Helmerich & Payne, Inc.	3,746,952
54,400		*	Newfield Exploration Company	2,657,984
				8,773,341
			Financials-10.1%
125,300			American Express Company	4,974,410
113,000			Capital One Financial Corporation	4,553,900
28,900			Franklin Resources, Inc.	2,490,891
98,300			PNC Financial Services Group, Inc.	5,553,950
				17,573,151
			Health Care-9.7%
121,200		*	Express Scripts, Inc.	5,698,824
72,800			McKesson Corporation	4,889,248
119,200		*	Valeant Pharmaceuticals International	6,232,968
				16,821,040
			Industrials-13.1%
63,300			Eaton Corporation	4,142,352
102,800			Illinois Tool Works, Inc.	4,243,584
83,700			Manpower, Inc.	3,614,166
69,500			Parker Hannifin Corporation	3,854,470
81,852		*	Thomas & Betts Corporation	2,840,264
71,700			United Parcel Service, Inc. - Class "B"	4,079,013
				22,773,849
			Information Technology-30.0%
25,200		*	Apple, Inc.	6,338,556
162,300		*	Arrow Electronics, Inc.	3,627,405
163,800		*	BMC Software, Inc.	5,672,394
186,600		*	Cisco Systems, Inc.	3,976,446
86,000			Hewlett-Packard Company	3,722,080
275,200			Intel Corporation	5,352,640
43,200			International Business Machines Corporation	5,334,336
208,700			Jabil Circuit, Inc.	2,775,710
137,700			Lender Processing Services, Inc.	4,311,387
228,380		*	Red Hat, Inc.	6,609,317
144,200		*	Western Digital Corporation	4,349,072
				52,069,343
			Materials-2.7%
79,100			Freeport-McMoRan Copper & Gold, Inc.	4,677,184
Total Value of Common Stocks (cost $162,351,108)				171,259,972
			SHORT-TERM INVESTMENTS-1.5%
			Money Market Fund
$ 2,560	M		First Investors Cash Reserve Fund, .22% (cost $2,560,000)**	2,560,000
Total Value of Investments (cost $164,911,108)			100.1%	173,819,972
Excess of Liabilities over Other Assets			(.1)	(119,405)
Net Assets			100.0%	$ 173,700,567

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

At June 30, 2010, the cost of investments for federal
income tax purposes was $164,911,108. Accumulated net
unrealized appreciation on investments was $8,908,864,
consisting of $20,418,125 gross unrealized appreciation
and $11,509,261 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$171,259,972	$-	$-	$171,259,972
Money Market Fund	2,560,000	-	-	2,560,000
Total Investments in Securities*	$173,819,972	$-	$-	$173,819,972

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.2%
			Consumer Discretionary-18.1%
190,000			American Greetings Corporation - Class "A"	$ 3,564,400
115,000		*	Big Lots, Inc.	3,690,350
60,000		*	BorgWarner, Inc.	2,240,400
159,000			Cinemark Holdings, Inc.	2,090,850
120,000			Coach, Inc.	4,386,000
255,600		*	Corinthian Colleges, Inc.	2,517,660
90,000		*	Dreamworks Animation SKG, Inc. - Class "A"	2,569,500
180,000		*	GameStop Corporation - Class "A"	3,382,200
45,000			Guess?, Inc.	1,405,800
123,800			H&R Block, Inc.	1,942,422
90,000			Limited Brands, Inc.	1,986,300
190,000		*	Lincoln Educational Services Corporation	3,912,100
295,000		*	Morgans Hotel Group Company	1,817,200
50,000			Nordstrom, Inc.	1,609,500
45,000			Polo Ralph Lauren Corporation - Class "A"	3,283,200
260,000		*	Ruby Tuesday, Inc.	2,210,000
617,200			Stewart Enterprises, Inc. - Class "A"	3,339,052
155,000		*	Tempur-Pedic International, Inc.	4,766,250
110,000			Tiffany & Company	4,170,100
185,000			TRW Automotive Holdings Corporation	5,100,450
130,000			Tupperware Brands Corporation	5,180,500
95,000		*	Warnaco Group, Inc.	3,433,300
				68,597,534
			Consumer Staples-3.3%
50,000		*	Dole Food Company, Inc.	521,500
70,000			McCormick & Company, Inc.	2,657,200
125,000			Nu Skin Enterprises, Inc. - Class "A"	3,116,250
18,500			Philip Morris International, Inc.	848,040
40,000			Safeway, Inc.	786,400
225,000			Sara Lee Corporation	3,172,500
63,519			Tootsie Roll Industries, Inc.	1,502,224
				12,604,114
			Energy-6.4%
150,000		*	Cal Dive International, Inc.	877,500
37,500		*	Dril-Quip, Inc.	1,650,750
35,000			Ensco, PLC (ADR)	1,374,800
40,000			EOG Resources, Inc.	3,934,800
43,000			Hess Corporation	2,164,620
110,000			National-Oilwell Varco, Inc.	3,637,700
110,000		*	Plains Exploration & Production Company	2,267,100
225,000			Talisman Energy, Inc.	3,415,500
52,500		*	Transocean, Ltd.	2,432,325
190,000		*	Weatherford International, Ltd.	2,496,600
				24,251,695
			Financials-16.1%
145,000			Ameriprise Financial, Inc.	5,238,850
75,000			City National Corporation	3,842,250
130,000			Discover Financial Services	1,817,400
150,000			Douglas Emmett, Inc. (REIT)	2,133,000
32,500			Federal Realty Investment Trust (REIT)	2,283,775
270,000			Financial Select Sector SPDR Fund (ETF)	3,728,700
165,000			FirstMerit Corporation	2,826,450
24,000			Hancock Holding Company	800,640
285,000			Hudson City Bancorp, Inc.	3,488,400
66,000			IBERIABANK Corporation	3,397,680
100,000			Invesco, Ltd.	1,683,000
185,000			Lazard, Ltd. - Class "A"	4,941,350
210,000		*	Nasdaq OMX Group, Inc.	3,733,800
240,000			New York Community Bancorp, Inc.	3,664,800
235,000			NewAlliance Bancshares, Inc.	2,634,350
170,000			Protective Life Corporation	3,636,300
185,000			SPDR KBW Regional Banking (ETF)	4,271,650
268,905		*	Sunstone Hotel Investors, Inc. (REIT)	2,670,227
195,000			Waddell & Reed Financial, Inc. - Class "A"	4,266,600
				61,059,222
			Health Care-13.5%
60,000			Beckman Coulter, Inc.	3,617,400
35,000		*	Cephalon, Inc.	1,986,250
75,000			DENTSPLY International, Inc.	2,243,250
62,500		*	Gilead Sciences, Inc.	2,142,500
75,000		*	Hologic, Inc.	1,044,750
67,500		*	Laboratory Corporation of America Holdings	5,086,125
67,500			McKesson Corporation	4,533,300
65,000		*	Mettler-Toledo International, Inc.	7,255,950
35,000			Perrigo Company	2,067,450
100,000		*	PSS World Medical, Inc.	2,115,000
148,600		*	Sirona Dental Systems, Inc.	5,177,224
55,000		*	St. Jude Medical, Inc.	1,984,950
95,000		*	Thermo Fisher Scientific, Inc.	4,659,750
310,000		*	Warner Chilcott, PLC - Class "A"	7,083,500
				50,997,399
			Industrials-12.5%
50,000			A.O. Smith Corporation	2,409,500
5,000			Aegean Marine Petroleum Network, Inc.	99,900
75,000		*	Argon ST, Inc.	2,571,750
125,000		*	Armstrong World Industries, Inc.	3,772,500
162,400			Baldor Electric Company	5,859,392
140,000		*	Chicago Bridge & Iron Company NV - NY Shares	2,633,400
70,000		*	Esterline Technologies Corporation	3,321,500
95,000		*	Generac Holdings, Inc.	1,330,950
160,000			IDEX Corporation	4,571,200
82,500			J.B. Hunt Transport Services, Inc.	2,695,275
2,500		*	Mistras Group, Inc.	26,800
179,700		*	Mobile Mini, Inc.	2,925,516
140,000			Republic Services, Inc.	4,162,200
75,000			Rolls-Royce Group, PLC (ADR)	3,112,500
40,000			Roper Industries, Inc.	2,238,400
72,500			Snap-on, Inc.	2,965,975
40,000			TAL International Group, Inc.	898,800
25,000			Triumph Group, Inc.	1,665,750
				47,261,308
			Information Technology-14.6%
200,000		*	Avago Technologies, Ltd.	4,212,000
405,000		*	Brocade Communications Systems, Inc.	2,089,800
65,000		*	CACI International, Inc. - Class "A"	2,761,200
140,000		*	FEI Company	2,759,400
85,000		*	Fiserv, Inc.	3,881,100
225,000		*	Genpact, Ltd.	3,494,250
265,000			Intersil Corporation - Class "A"	3,209,150
75,000		*	Intuit, Inc.	2,607,750
125,000		*	JDA Software Group, Inc.	2,747,500
85,000		*	JDS Uniphase Corporation	836,400
290,000			National Semiconductor Corporation	3,903,400
25,700		*	NCI, Inc. - Class "A"	580,306
144,300		*	NetScout Systems, Inc.	2,051,946
120,000		*	SRA International, Inc. - Class "A"	2,360,400
70,000		*	Sybase, Inc.	4,526,200
297,725		*	Symantec Corporation	4,132,423
225,000			Technology Select Sector SPDR Fund (ETF)	4,590,000
189,500			Tyco Electronics, Ltd.	4,809,510
				55,552,735
			Materials-7.7%
110,000			Agrium, Inc.	5,383,400
50,000			Allegheny Technologies, Inc.	2,209,500
125,000			Bemis Company, Inc.	3,375,000
50,000		*	Freeport-McMoRan Copper & Gold, Inc.	2,956,500
275,000		*	Globe Specialty Metals, Inc.	2,840,750
77,500		*	Metals USA Holdings Corp.	1,158,625
152,500			Olin Corporation	2,758,725
40,000			Praxair, Inc.	3,039,600
80,000			Sigma-Aldrich Corporation	3,986,400
75,000			Temple-Inland, Inc.	1,550,250
				29,258,750
			Telecommunication Services-2.0%
122,500		*	Comtech Telecommunications Corporation	3,666,425
220,000			NTELOS Holdings Corporation	3,784,000
				7,450,425
			Utilities-5.0%
111,000			AGL Resources, Inc.	3,976,020
90,000			EQT Corporation	3,252,600
110,000			Portland General Electric Company	2,016,300
125,000			SCANA Corporation	4,470,000
100,000			Wisconsin Energy Corporation	5,074,000
				18,788,920
Total Value of Common Stocks (cost $365,423,204)				375,822,102
			SHORT-TERM INVESTMENTS-1.0%
			Money Market Fund
$ 3,805	M		First Investors Cash Reserve Fund, .22% (cost $3,805,000)**	3,805,000
Total Value of Investments (cost $369,228,204)			100.2%	379,627,102
Excess of Liabilities Over Other Assets			(.2)	(758,173)
Net Assets			100.0%	$ 378,868,929

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2010, the cost of investments for federal
income tax purposes was $369,230,829. Accumulated net
unrealized appreciation on investments was $10,396,273,
consisting of $61,920,692 gross unrealized appreciation
and $51,524,419 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$375,822,102	$-	$-	$375,822,102
Money Market Fund	3,805,000	-	-	3,805,000
Total Investments in Securities*	$379,627,102	$-	$-	$379,627,102

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.9%
			Consumer Discretionary-10.4%
325,800			American Eagle Outfitters, Inc.	$ 3,828,150
123,400		*	Big Lots, Inc.	3,959,906
159,100		*	Career Education Corporation	3,662,482
275,700			Foot Locker, Inc.	3,479,334
79,100			Hasbro, Inc.	3,251,010
101,500			Phillips Van-Heusen Corporation	4,696,405
279,900			Regal Entertainment Group - Class "A"	3,649,896
				26,527,183
			Consumer Staples-9.2%
102,200		*	American Italian Pasta Company - Class "A"	5,403,314
83,200			Corn Products International, Inc.	2,520,960
434,600		*	Dole Food Company, Inc.	4,532,878
156,600			Flowers Foods, Inc.	3,825,738
175,600		*	Fresh Del Monte Produce, Inc.	3,554,144
61,800			J. M. Smucker Company	3,721,596
				23,558,630
			Energy-9.0%
221,775		*	Carrizo Oil & Gas, Inc.	3,444,166
235,898			EXCO Resources, Inc.	3,446,470
266,212		*	Matrix Service Company	2,478,434
148,000		*	Plains Exploration & Production Company	3,050,280
359,600		*	Resolute Energy Corporation	4,401,504
85,300			SM Energy Company	3,425,648
35,700		*	Whiting Petroleum Corporation	2,799,594
				23,046,096
			Financials-15.7%
14,592		*	Alleghany Corporation	4,279,833
107,700			American Financial Group, Inc.	2,942,364
32,400			Everest Re Group, Ltd.	2,291,328
234,400		*	EZCORP, Inc. - Class "A"	4,348,120
112,900			Harleysville Group, Inc.	3,503,287
250,400		*	Hilltop Holdings, Inc.	2,506,504
193,200			Jefferies Group, Inc.	4,072,656
331,600		*	Knight Capital Group, Inc. - Class "A"	4,572,764
7,000		*	Markel Corporation	2,380,000
583,600			MFA Financial, Inc. (REIT)	4,318,640
37,800			Mid-America Apartment Communities, Inc. (REIT)	1,945,566
92,600		*	Piper Jaffray Companies, Inc.	2,983,572
				40,144,634
			Health Care-10.8%
123,800		*	AMERIGROUP Corporation	4,021,024
259,000		*	Endo Pharmaceuticals Holdings, Inc.	5,651,380
121,200		*	Life Technologies Corporation	5,726,700
108,500		*	Magellan Health Services, Inc.	3,940,720
82,400		*	MEDNAX, Inc.	4,582,264
186,600			PerkinElmer, Inc.	3,857,022
				27,779,110
			Industrials-7.4%
43,200		*	Alliant Techsystems, Inc.	2,680,992
159,600		*	Chart Industries, Inc.	2,486,568
75,200			Curtiss-Wright Corporation	2,183,808
163,700		*	EMCOR Group, Inc.	3,792,929
95,000		*	FTI Consulting, Inc.	4,141,050
36,500			Precision Castparts Corporation	3,756,580
				19,041,927
			Information Technology-17.7%
630,400		*	Brightpoint, Inc.	4,412,800
564,500		*	Compuware Corporation	4,504,710
241,900		*	Convergys Corporation	2,373,039
130,800		*	Cymer, Inc.	3,929,232
319,000			EarthLink, Inc.	2,539,240
120,500			Fair Isaac Corporation	2,625,695
394,100		*	Lawson Software, Inc.	2,876,930
118,000			Lender Processing Services, Inc.	3,694,580
100,000		*	MICROS Systems, Inc.	3,187,000
235,100		*	QLogic Corporation	3,907,362
226,900		*	TNS, Inc.	3,957,136
405,800		*	Verigy, Ltd.	3,526,402
503,500		*	Vishay Intertechnology, Inc.	3,897,090
				45,431,216
			Materials-10.6%
66,500			AptarGroup, Inc.	2,515,030
56,200			Compass Minerals International, Inc.	3,949,736
272,024		*	Innospec, Inc.	2,551,585
203,700			Olin Corporation	3,684,933
89,000			Schnitzer Steel Industries, Inc. - Class "A"	3,488,800
172,100			Sensient Technologies Corporation	4,462,553
142,400			Silgan Holdings, Inc.	4,041,312
126,800			Westlake Chemical Corporation	2,354,676
				27,048,625
			Telecommunication Services-2.2%
501,900		*	Premiere Global Services, Inc.	3,182,046
92,975			Telephone & Data Systems, Inc. - Special Shares	2,467,556
				5,649,602
			Utilities-.9%
160,900			CMS Energy Corporation	2,357,185
Total Value of Common Stocks (cost $222,185,737)				240,584,208
			SHORT-TERM INVESTMENTS-5.5%
			Money Market Fund
$ 14,145	M		First Investors Cash Reserve Fund, .22% (cost $14,145,000)**	14,145,000
Total Value of Investments (cost $236,330,737)			99.4%	254,729,208
Other Assets, Less Liabilities			.6	1,542,324
Net Assets			100.0%	$ 256,271,532

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2010.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At June 30, 2010, the cost of investments for federal income tax purposes was $237,745,029. Accumulated net
unrealized appreciation on investments was $16,984,179,
consisting of $32,251,902 gross unrealized appreciation and
$15,267,723 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$240,584,208	$-	$-	$240,584,208
Money Market Fund	14,145,000	-	-	14,145,000
Total Investments in Securities*	$254,729,208	$-	$-	$254,729,208

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2010

Shares,
Rights or
Principal
Amount			Security	Value
			COMMON STOCKS-90.0%
			United Kingdom-27.5%
44,100			Admiral Group, PLC	$ 924,798
275,417			Amlin, PLC	1,587,283
195,932			British American Tobacco, PLC	6,226,426
190,452			Capita Group, PLC	2,101,077
95,375			De La Rue, PLC	1,348,335
154,008			Diageo, PLC	2,422,399
294,344			G4S, PLC	1,168,570
174,671			Imperial Tobacco Group, PLC	4,886,994
70,948			Reckitt Benckiser Group, PLC	3,304,540
49,611			SABMiller, PLC	1,392,989
74,526			Scottish and Southern Energy, PLC	1,242,825
74,952			Standard Chartered, PLC	1,827,568
722,237			Tesco, PLC	4,079,919
				32,513,723
			India-16.1%
31,057			Bharat Heavy Electricals, Ltd.	1,636,290
116,055			Cipla, Ltd.	841,163
149,800			HDFC Bank, Ltd.	6,151,976
30,814			Hero Honda Motors, Ltd.	1,351,741
82,456			Housing Development Finance Corporation, Ltd.	5,196,363
439,631			ITC, Ltd.	2,868,298
15,562			Nestle India, Ltd.	961,211
				19,007,042
			Switzerland-8.2%
101,020			Nestle SA - Registered	4,868,808
37,163			Novartis AG - Registered	1,800,200
22,090			Roche Holding AG - Genusscheine	3,039,096
				9,708,104
			Brazil-5.9%
90,834			CETIP SA - Balcao Organizado de Ativos e Derivatos	720,121
160,000			Cielo SA	1,361,664
56,600			CPFL Energia SA	1,243,473
99,700			Redecard SA	1,411,011
58,130			Souza Cruz SA	2,192,976
				6,929,245
			Australia-5.2%
135,749			Coca-Cola Amatil, Ltd.	1,363,916
117,317			QBE Insurance Group, Ltd.	1,786,313
134,134			Woolworths, Ltd.	3,046,588
				6,196,817
			United States-5.0%
128,829			Philip Morris International, Inc.	5,905,521
			Japan-4.2%
34,150			Nitori Company, Ltd.	2,941,203
46,400			Secom Company, Ltd.	2,058,695
				4,999,898
			Denmark-4.2%
60,889			Novo Nordisk A/S - Series "B"	4,927,641
			Ireland-3.0%
87,378			Covidien, PLC	3,510,848
			Canada-3.0%
71,555			Canadian Natural Resources, Ltd.	2,383,034
46,485			Power Corporation of Canada	1,116,795
				3,499,829
			France-2.6%
18,600			Bureau Veritas SA	1,009,087
35,058			Essilor International SA	2,086,817
				3,095,904
			Netherlands-2.1%
16,624			Core Laboratories NV	2,453,869
			Germany-1.5%
14,112			Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,774,062
			Belgium-1.5%
7,501			Colruyt SA	1,767,504
Total Value of Common Stocks (cost $96,236,035)				106,290,007
			PREFERRED STOCKS-2.9%
			Brazil
122,365			AES Tiete SA	1,401,172
19,600			Companhia de Bebidas das Americas (ADR)	1,979,796
Total Value of Preferred Stocks (cost $2,231,199)				3,380,968
			RIGHTS-.0%
			Brazil
228		*	CETIP SA - Balcao Organizado de Ativos e Derivatos (cost $1,690)	1,808
			SHORT-TERM INVESTMENTS-4.4%
			Money Market Fund
$ 5,140	M		First Investors Cash Reserve Fund, .22% (cost $5,140,000)**	5,140,000
Total Value of Investments (cost $103,608,924)			97.3%	114,812,783
Other Assets, Less Liabilities			2.7	3,280,117
Net Assets			100.0%	$ 118,092,900

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2010, the cost of investments for federal income tax purposes was $104,955,045. Accumulated net unrealized
appreciation on investments was $9,857,738, consisting of
$13,886,861 gross unrealized appreciation and $4,029,123 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -		Level 3 -
	Quoted	Other Significant		Significant
	Prices	Observable Inputs		Unobservable Inputs	Total

Common Stocks
Consumer Staples	$8,098,497	$37,189,592	*	$-	$45,288,089
Financials	1,836,916	19,248,363	*	-	21,085,279
Health Care	3,510,848	12,694,917	*	-	16,205,765
Industrials	-	9,322,054	*	-	9,322,054
Energy	4,836,903	-		-	4,836,903
Consumer Discretionary	-	4,292,944	*	-	4,292,944
Utilities	2,605,137	1,242,825	*	-	3,847,962
Information Technology	1,411,011	-		-	1,411,011
Preferred Stocks	3,380,968	-		-	3,380,968
Rights	1,808	-		-	1,808
Money Market Fund	5,140,000	-		-	5,140,000
Total Investments in Securities**	$30,822,088	$83,990,695	*	$-	$114,812,783
Other Financial Instruments***	$-	$(34,916)		$-	$(34,916)

* Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $83,990,695 of investment securities were classified as Level 2 instead of Level 1.

** The Portfolio of Investments provides information on the country categorization for the portfolio.

*** Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2010, fair value pricing was used for certain foreign securities in the Global and International Funds' portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2010, for each Fund's investments is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 30, 2010